Common Stock Purchase Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Stock-Based Compensation and Common Stock Purchase Warrants [Abstract]
Common Stock Purchase Warrants
12. Common Stock Purchase Warrants

In January 2011, the Company completed an equity financing that raised gross proceeds of $8,500,000 from the issuance of 4,250,000 shares of common stock at a price of $2.00 per share and warrants to purchase an aggregate of 2,125,000 shares of common stock.  The warrants are exercisable any time on or before January 19, 2016 and have an exercise price of $2.50 per share.  The Company received $7,915,700 in net proceeds from the equity financing after deducting offering expenses of $584,300.  The exercise price of the warrants and number of shares of common stock to be received upon the exercise of the warrants are subject to adjustment for reverse and forward stock splits, stock dividends, stock combinations and other similar transactions.

The Company also issued warrants to purchase 255,000 shares of its common stock to the Company’s placement agent and advisors in January 2011 in connection with the equity financing as consideration for their services.  These warrants have the same terms, including exercise price, registration rights and expiration, as the warrants issued to the investors in the equity financing.

Warrant Liability

In connection with the issuance of these warrants, the Company recorded a warrant liability on its Condensed Consolidated Balance Sheet based on the estimated fair value of the warrants at the issuance date.  The warrants are valued at the end of each reporting period with changes recorded as mark-to-market adjustment on warrant liability on the Company’s Condensed Consolidated Statement of Operations.  The fair value of these warrants was $609,050 and $1,616,325 at September 30, 2013 and December 31, 2012, respectively, based on a model developed with the assistance of an independent third-party valuation expert.

The mark-to-market income (expense) on these warrants was ($163,975) and $562,200 for the three months ended September 30, 2013 and September 30, 2012, respectively, and $1,007,275 and ($609,050) for the nine months ended September 30, 2013 and September 30, 2012, respectively, and was not presented within loss from operations.

Common Stock Issued for Warrants Exercised

In April 2011, we issued 37,500 shares of our common stock and received net proceeds of $88,125 after an investor exercised warrants at an exercise price of $2.50 per share.

The following table summarizes warrant activity for the nine months ended September 30, 2013:

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants:
Outstanding at December 31, 2012	2,342,500	$2.50
Granted	-	-
Exercised	-	-
Forfeited	-	-
Outstanding at September 30, 2013	2,342,500	2.50
Warrants exercisable at September 30, 2013	2,342,500	$2.50

12. Common Stock Purchase Warrants

In January 2011, we completed an equity financing that raised gross proceeds of $8,500,000 from the issuance of 4,250,000 shares of common stock at a price of $2.00 per share and warrants to purchase an aggregate of 2,125,000 shares of common stock that are exercisable for five years from the date of issuance.  The warrants are exercisable any time on or before January 19, 2016 and have an exercise price of $2.50 per share.  We received $7,915,700 in net proceeds from the equity financing after deducting offering expenses of $584,300.  The exercise price of the warrants and number of shares of common stock to be received upon the exercise of the warrants are subject to adjustment for reverse and forward stock splits, stock dividends, stock combinations and other similar transactions.

We also issued warrants to purchase 255,000 shares of our common stock to the placement agents in January 2011 in connection with the equity financing as consideration for their services. These warrants have the same terms, including exercise price, registration rights and expiration, as the warrants issued to the investors in the equity financing.
Warrant Liability

In connection with the issuance of these warrants, the Company recorded a warrant liability on its Consolidated Balance Sheet based on the estimated fair value of the common stock warrants as of reporting dates.  The warrants are valued at the end of each reporting period and any changes in the fair value of the warrants are recorded as  “Gain (loss) on change in fair value of warrants” on the Company’s Consolidated Statement of Operations, based on the changes during the respective periods.  The fair value of these warrants was $140,550 and $1,616,325 at December 31, 2013 and December 31, 2012, respectively, based on a model developed with the assistance of an independent third-party valuation expert.

The mark-to-market gain (loss) on these warrants was $1,475,775 and ($679,325) for the years ended December 31, 2013 and December 31, 2012, respectively, and was not presented within loss from operations.

Common Stock Issued for Warrants Exercised

In April 2011, we issued 37,500 shares of our common stock and received net proceeds of $88,125 after an investor exercised warrants issued in our equity financing at an exercise price of $2.50 per share.

The following table summarizes warrant activity for the year ended December 31, 2013:

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants:
Outstanding at December 31, 2012	2,342,500	$2.50
Granted	-

Exercised

-

Forfeited

-

Outstanding at December 31, 2013

2,342,500

2.50

Warrants exercisable at December 31, 2013

2,342,500

$
2.50